Shareholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Earnings (Deficit)	Total
Beginning Balance, Value at Dec. 31, 2011	$ 1,000	$ 14,368	$ 190,762	$ 206,130
Beginning Balance, Shares at Dec. 31, 2011	1,000
Net loss			(40,723)	(40,723)
Ending Balance, Value at Dec. 31, 2012	$ 1,000	$ 14,368	$ 150,039	$ 165,407
Ending Balance, Shares at Dec. 31, 2012	1,000